Note 26 - Operating Lease Commitments	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of Operating Lease Commitments [Text Block]
2 6 .	Operating lease commitments

As at
March 31, 2019,
the Company had future aggregate minimum commitments under non-cancellable operating leases expiring as shown below.

(US dollars in thousands)	201 9	2018	2017
Property
Payable in less than one year	442	312	15
Payable between one and five years	222	-	159
Total	664	312	174

Motor vehicles
Payable in less than one year	149	-	-
Payable between one and five years	547	-	-
Total	696	-	-

Other equipment			-
Payable in less than one year	8	16	-
Payable between one and five years	16	5	-
Total	24	21	-